Derivatives - (Narrative) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) counter_party	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Collaborative arrangement expenses	$ 2.1	$ 6.0	$ 9.5	$ 13.0
Gain (loss) on asset optimization transactions net pretax	1.1	18.5	34.3	82.9
Unrealized gains (loss) on asset optimization derivative instruments net pretax	(4.2)	5.4	$ 10.4	$ 49.3
Asset optimization loss contingency related		3.0
Right to reclaim cash	7.4	5.2
Derivative, collateral, obligation to return cash	$ 0.2	$ 0.1
Number of counterparties | counter_party		3
Percentage of credit exposure		10.00%
Concentration risk credit risk financial instrument exposure		$ 25.7